Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about tax expense [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Current tax expense	1,301	1,531
Deferred tax expense	22,774	9,907
Total	24,075	11,438

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Average statutory tax rate	26.00%	26.00%

Income (loss) before income taxes	30,722	(1,778)

Expected income tax expense (recovery)	7,988	(462)

Increase in income tax expense (recovery) resulting from:
Permanent differences	(184)	(22)
True-up prior year balances	3,688	(1,372)
Effect of differences in tax rate in foreign jurisdictions	3,214	180
Change in unrecognized tax assets	9,012	11,117
Withholding tax	1,301	1,531
Foreign exchange and other	(944)	466
Income tax expense	24,075	11,438

Disclosure of deferred taxes [Table Text Block]
	December 31, 2017	December 31, 2016
	$	$
Mineral properties, plant and equipment	(48,475)	(23,820)
Asset retirement provisions	6,694	4,813
Unrealized foreign exchange	-	(1,266)
Non-capital losses carried forward	-	1,266
	(41,781)	(19,007)
Deferred tax assets	6,694	6,079
Deferred tax liabilities	(48,475)	(25,086)
Net deferred tax balance	(41,781)	(19,007)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2017	December 31, 2016
	$	$
Mineral, properties plant and equipment	11,440	23,068
Share issuance costs	302	619
Investment in associate	275	248
Asset retirement provision	4,083	-
Unrealized foreign exchange	(788)	-
Foreign exchange loss carried forward	509	709
Non-capital losses carried forward	33,464	15,630
Total	49,285	40,274